Leases and Commitments - Narrative (Details)		9 Months Ended		12 Months Ended
	Mar. 03, 2023	Sep. 30, 2024 USD ($) lease	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) lease	Dec. 31, 2022 USD ($)	Nov. 25, 2023 USD ($)
Leases and Commitments
Minimum lease commitments related to month-to-month lease arrangements		$ 0		$ 0
Remaining lease term				1 year
Number of leases terminated		1		4
Number of office lease terminated | lease				2
Number of vehicle lease terminated | lease				2
Lease termination fees				$ 10,932
Loss related to lease termination				669
Adjustment to operating lease right-of-use assets related to renewed leases		$ 143,594	$ 82,185	82,185	$ 259,292
Adjustment to operating lease operating lease liabilities related to renewed leases		142,192	$ 83,298	83,298	236,521
Operating lease right of use assets		198,634		164,740	315,765
Operating lease liabilities		165,922		135,007	$ 280,202
Purchase obligation		$ 0		$ 162,000
Termination notice term	30 days
Vehicles
Leases and Commitments
Operating lease term						60 months
Operating lease right of use assets						$ 47,000
Operating lease liabilities						$ 41,000
Minimum
Leases and Commitments
Remaining lease term		1 year		1 year
Maximum
Leases and Commitments
Remaining lease term		4 years		5 years